Equity Accounted Investees - Summary of Equity Accounted Investees (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2016 MXN ($)
Disclosure of Investments in Associates and Joint Ventures [line items]
Carrying Value	$ 94,315	$ 96,097	$ 4,803		$ 128,601
Promotora Industrial Azucarera, S.A. de C.V. ("PIASA") [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Joint ventures	Promotora Industrial Azucarera, S.A. de C.V. ("PIASA")
Principal Activity	Sugar production
Place of Incorporation	Mexico
Ownership Percentage	36.40%	36.40%
Carrying Value	$ 3,120	$ 2,933
Industria Envasadora De Queretaro SA De CVIEQSA [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Joint ventures	Industria Envasadora de Querétaro, S.A. de C.V. ("IEQSA")
Principal Activity	Canned bottling
Place of Incorporation	Mexico
Ownership Percentage	26.50%	26.50%
Carrying Value	$ 179	$ 177
Industria Mexicana de Reciclaje, S.A. de C.V. ("IMER") [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Joint ventures	Industria Mexicana de Reciclaje, S.A. de C.V. ("IMER")
Principal Activity	Recycling
Place of Incorporation	Mexico
Ownership Percentage	35.00%	35.00%
Carrying Value	$ 129	$ 121
Jugos del Valle, S.A.P.I. de C.V. [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Joint ventures	Jugos del Valle, S.A.P.I. de C.V.
Principal Activity	Beverages
Place of Incorporation	Mexico
Ownership Percentage	26.30%	26.30%
Carrying Value	$ 1,571	$ 1,560
KSP Participacoes LTDA [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Joint ventures	KSP Partiçipações, L.T.D.A.
Principal Activity	Beverages
Place of Incorporation	Brazil
Ownership Percentage	31.40%	38.70%
Carrying Value	$ 104	$ 117
Leao Alimentos e Bebidas, LTDA [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Joint ventures	Leao Alimentos e Bebidas, L.T.D.A.
Principal Activity	Beverages
Place of Incorporation	Brazil
Ownership Percentage	24.70%	24.70%
Carrying Value	$ 2,084	$ 3,001
UBI 3 Participacoes, LTDA [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Joint ventures	UBI 3 Participações L.T.D.A. ("ADES")
Principal Activity	Beverages
Place of Incorporation	Brazil
Ownership Percentage	26.00%	26.00%
Carrying Value	$ 7	$ 391
Other Investments In Coca Cola FEMSAs Companies [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Joint ventures	Other investments in Coca-Cola FEMSA's companies
Principal Activity	Various
Place of Incorporation	Various
Carrying Value	$ 786	228
Compania Panamena de Bebidas, S.A.P.I. de C.V. [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Carrying Value	$ 1,550	$ 2,036
Joint ventures	Compañía Panameña de Bebidas, S.A.P.I. de C.V.
Principal Activity	Beverages
Place of Incorporation	Mexico
Ownership Percentage	50.00%	50.00%
Dispensadoras de Cafe, S.A.P.I. de C.V. [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Carrying Value	$ 162	$ 153
Joint ventures	Dispensadoras de Café, S.A.P.I. de C.V.
Principal Activity	Services
Place of Incorporation	Mexico
Ownership Percentage	50.00%	50.00%
Fountain Agua Mineral, LTDA [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Carrying Value	$ 826	$ 784
Joint ventures	Fountain Agua Mineral, L.T.D.A
Principal Activity	Beverages
Place of Incorporation	Brazil
Ownership Percentage	50.00%	50.00%
FEMSA Comercio [member] | Cafe Del Pacifico SAPI De CV Caffenio [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Joint ventures	Café del Pacífico, S.A.P.I. de C.V. ("CAFFENIO")
Principal Activity	Coffee
Place of Incorporation	Mexico
Ownership Percentage		40.00%
Carrying Value		$ 539
Other investments [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Joint ventures	Other investments
Principal Activity	Various
Place of Incorporation	Various
Carrying Value	$ 336	$ 337
Heineken [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Joint ventures	Heineken
Principal Activity	Beverages
Place of Incorporation	The Netherlands
Ownership Percentage	14.80%	14.80%
Carrying Value	$ 83,461	$ 83,720

[1]	Convenience translation to U.S. dollars ($) - See Note 2.2.3